Parent Entity Information (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Parent Entity Information [abstract]
Statement of Comprehensive Income (Loss) of Parent Entity
Statement of comprehensive income

	Parent
	June 30, 2024 A$	June 30, 2023 A$	June 30, 2022 A$
Loss after income tax	(44,253,769)	(36,303,847)	(30,284,020)
Total comprehensive loss	(44,253,769)	(36,303,847)	(30,284,020)

Statement of Financial Position of Parent Entity
Statement of financial position

	Parent
	June 30, 2024	June 30, 2023
	A$	A$
Total current assets	105,732,316	94,375,874
Total non current assets	87,968,063	46,255,643

Total assets	193,700,379	140,631,517

Total current liabilities	2,922,119	3,283,832
Total non current liabilities	1,477,353	983,178

Total liabilities	4,399,472	4,267,010

Equity
— Contributed equity	542,105,187	446,272,203
— Reserves	27,640,396	26,283,211
— Accumulated losses	(380,444,676)	(336,190,907)

Total equity	189,300,907	136,364,507